Income taxes (Details 4) - CLP ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Income Taxes
Income before taxes	$ 103,158,188	$ 135,748,395	$ 301,680,454
Income tax using the statutory rate	$ (27,852,711)	$ (36,652,067)	$ (81,453,723)
Income tax using the statutory rate, Percentage	27.00%	27.00%	27.00%
Tax effect of permanent differences, net	$ 38,422,245	$ 37,221,335	$ 5,195,230
Tax effect of permanent differences, net, Percentage	(37.25%)	(27.42%)	(1.72%)
Effect of change in tax rates	$ 0	$ 0	$ (374,389)
Effect of change in tax rates, Percentage	0.00%	0.00%	0.12%
Non recoverable deferred tax assets, net	$ 592,008	$ 1,361,100	$ (4,158,316)
Non recoverable deferred tax assets, net, Percentage	(0.57%)	(1.00%)	1.38%
Effect of tax rates in foreing subsidiaries	$ 4,163,777	$ (1,193,332)	$ (3,608,485)
Effect of tax rates in foreing subsidiaries, Percentage	(4.04%)	0.88%	1.20%
Prior year adjustments	$ (58,064)	$ (1,000,979)	$ 1,769,910
Prior year adjustments, Percentage	0.06%	0.74%	(0.59%)
Income tax, as reported	$ 15,267,255	$ (263,943)	$ (82,629,773)
Income tax, as reported, Percentage	(14.80%)	0.20%	27.39%
Income tax, as reported		$ (263,943)